Right-of-use Assets and Lease Liabilities - Schedule of Right-of-use Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1,	SFr 755
Indexation for the period	25	SFr 47
Balance as of December 31,	1,303	755
Iceland and U.S.Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1,	755	758
Indexation for the period	25	47
New lease	792	118
FX revaluation	4	(6)
Depreciation charge for the period	(273)	(162)
Balance as of December 31,	SFr 1,303	SFr 755